Share based compensation - Number of shares warrants give right to for Plan 2024 (Details) - 2024 Plan					12 Months Ended
	Nov. 25, 2024 shares	Sep. 18, 2024 shares	Aug. 02, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2024 shares person
Disclosure of terms and conditions of share based payment arrangement
Granted	326,963	105,000	221,606		653,569
Outstanding as at December 31					653,569
Exercisable at December 31					246,722
Maximum Number Of Warrants Approved For Issuance				1,000,000
Maximum Number Of Warrant Holders | person					150
Warrant Maximum Term					10 years
Percentage Of Warrant Vesting At Grant Date					25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date					25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date					25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date					25